Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Increase in deferred mobilization and contract preparation costs	$ 1.9	$ 26.5
Additional deferred contract preparation and mobilization costs	53.8	71.1
Capitalized contract cost, amortization	$ 55.7	$ 44.6